Themes Lithium & Battery Metal Miners ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Materials - 99.8%(a)
Albemarle Corp.	685	$42,929
AMG Critical Materials NV	514	13,199
Beijing Easpring Material Technology Co. Ltd. - Class A	2,200	13,469
Canada Nickel Co., Inc. (b)	974	615
Chalice Mining Ltd. (b)	11,599	12,863
Core Lithium Ltd. (b)	48,835	3,150
Eramet SA	219	11,841
Ganfeng Lithium Group Co. Ltd. - Class A	4,600	21,679
Ganfeng Lithium Group Co. Ltd. - Class H (c)	2,300	6,680
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	500	3,707
GEM Co. Ltd. - Class A	23,200	20,560
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	9,116	23,052
IGO Ltd.	16,031	43,997
ioneer Ltd. (b)	16,045	1,024
Jiangsu Ruitai New Energy Materials Co. Ltd. - Class A	1,400	3,755
Liontown Resources Ltd. (b)	50,074	23,069
Lithium Americas Corp. (b)	1,627	4,349
Lithium Argentina AG (b)	725	1,523
Mineral Resources Ltd. (b)	1,331	18,887
Minerals 260 Ltd. (b)	30,671	2,422
Ningbo Shanshan Co. Ltd. - Class A (b)	4,100	5,413
Patriot Battery Metals, Inc. (b)	821	1,471
Piedmont Lithium, Inc. (b)	1,111	6,466
Pilbara Minerals Ltd. (b)	54,770	48,123
Power Metals Corp. (b)	1,832	1,090
Sayona Mining Ltd. (b)	189,111	1,867
Shanghai Putailai New Energy Technology Co. Ltd. - Class A	4,100	10,746
Shenzhen Capchem Technology Co. Ltd. - Class A	2,100	10,316
Sichuan Yahua Industrial Group Co. Ltd. - Class A	4,100	6,523
Sigma Lithium Corp. (b)	125	562
Sociedad Quimica y Minera de Chile SA - ADR (b)	816	28,780
Standard Lithium Ltd. (b)	704	1,396
Syrah Resources Ltd. (b)	21,289	3,573
Talon Metals Corp. (b)	4,012	751
Tianqi Lithium Corp. - Class A (b)	6,200	27,723
Tianqi Lithium Corp. - Class H (b)	2,000	7,376
Vulcan Energy Resources Ltd. (b)	3,049	7,304
Xanadu Mines Ltd. (b)	26,446	1,375
Xiamen Tungsten Co. Ltd.	2,300	6,715
Youngy Co. Ltd. - Class A	1,900	8,124
Zhejiang Huayou Cobalt Co. Ltd. - Class A	4,100	21,182
		479,646
TOTAL COMMON STOCKS (Cost $482,674)		479,646

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (d)	488	488
TOTAL SHORT-TERM INVESTMENTS (Cost $488)		488

TOTAL INVESTMENTS - 99.9% (Cost $483,162)		480,134
Other Assets in Excess of Liabilities - 0.1%		597
TOTAL NET ASSETS - 100.0%		$480,731
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $6,680 or 1.4% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Lithium & Battery Metal Miners ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	479,646	–	–	479,646
Money Market Funds	488	–	–	488
Total Investments	480,134	–	–	480,134

Refer to the Schedule of Investments for further disaggregation of investment categories.